Grizzly Short Fund
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 62.63%
Money Market Funds - 62.63%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.06% (a)(b)	113,976,558	$113,976,558
TOTAL SHORT-TERM INVESTMENTS (Cost $113,976,558)		113,976,558

Total Investments (Cost $113,976,558) - 62.63%		113,976,558
Other Assets in Excess of Liabilities - (b) 37.37%		68,017,426
TOTAL NET ASSETS - 100.00%		$181,993,984

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Investments Sold Short - (a)
December 31, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 63.68%
Aerospace & Defense - 2.33%
Axon Enterprise, Inc.	8,799	$1,460,018
The Boeing Co.	6,231	1,186,943
TransDigm Group, Inc.	2,523	1,588,607
		4,235,568
Airlines - 0.63%
Delta Air Lines, Inc.	34,836	1,144,711

Auto Components - 1.86%
Aptiv PLC (b)	17,694	1,647,842
Fox Factory Holding Corp.	10,938	997,874
Gentherm, Inc.	11,456	747,962
		3,393,678
Building Products - 1.81%
AAON, Inc.	15,196	1,144,563
Allegion PLC (b)	7,691	809,555
The AZEK Co., Inc. - Class A	38,903	790,509
Zurn Elkay Water Solutions Corp.	26,057	551,105
		3,295,732
Capital Markets - 6.37%
Blackstone, Inc.	16,528	1,226,213
Brookfield Asset Management, Ltd. (b)	8,549	245,100
Brookfield Corp. - Class A (b)	34,209	1,076,215
Credit Suisse Group AG - ADR	126,583	384,812
Focus Financial Partners, Inc. - Class A	23,028	858,254
Houlihan Lokey, Inc. - Class A	8,056	702,161
Intercontinental Exchange, Inc.	16,234	1,665,446
KKR & Co., Inc.	28,522	1,323,991
MarketAxess Holdings, Inc.	2,818	785,912
Moody's Corp.	4,726	1,316,758
S&P Global, Inc.	3,516	1,177,649
Tradeweb Markets, Inc. - Class A	12,686	823,702
		11,586,213
Chemicals - 3.05%
Axalta Coating Systems, Ltd.	34,049	867,228
Balchem Corp.	7,211	880,535
Diversey Holdings, Ltd.	96,825	412,474
Ecolab, Inc.	6,269	912,516
International Flavors & Fragrances, Inc.	10,028	1,051,336
The Sherwin-Williams Co.	5,975	1,418,047
		5,542,136
Construction & Engineering - 0.86%
API Group Corp.	42,380	797,168
MasTec, Inc.	9,010	768,823
		1,565,991
Containers & Packaging - 1.16%
AptarGroup, Inc.	5,821	640,194
Ball Corp.	28,708	1,468,127
		2,108,321
Diversified Consumer Services - 0.22%
Coursera, Inc.	34,395	406,893

Diversified Financial Services - 1.04%
Apollo Global Management, Inc.	29,790	1,900,304

Electric Utilities - 1.80%
Edison International	24,987	1,589,673
Exelon Corp.	38,845	1,679,269
		3,268,942
Electrical Equipment - 2.32%
Ballard Power Systems, Inc. (b)	122,581	587,163
Rockwell Automation, Inc.	5,955	1,533,829
Shoals Technologies Group, Inc.	27,261	672,529
Vertiv Holdings Co.	54,406	743,186
Vicor Corp.	12,763	686,011
		4,222,718
Electronic Equipment, Instruments & Components - 0.47%
Coherent Corp.	24,181	848,753

Energy Equipment & Services - 2.12%
Baker Hughes, a GE Co. - Class A	61,169	1,806,320
Expro Group Holdings NV	60,855	1,103,301
Noble Corp PLC	24,994	942,524
		3,852,145
Entertainment - 1.12%
Madison Square Garden Entertainment Corp. - Class A	17,117	769,752
Spotify Technology SA (b)	15,997	1,262,963
		2,032,715
Food Products - 0.42%
J & J Snack Foods Corp.	5,142	769,809

Health Care Equipment & Supplies - 9.20%
Alcon, Inc. (b)	24,763	1,697,504
Align Technology, Inc.	8,114	1,711,243
Cooper Companies, Inc.	5,059	1,672,860
Dexcom, Inc.	14,805	1,676,518
ICU Medical, Inc.	5,578	878,423
IDEXX Laboratories, Inc.	4,681	1,909,661
Insulet Corp.	5,014	1,476,071
Intuitive Surgical, Inc.	5,821	1,544,602
Penumbra, Inc.	5,091	1,132,544
ResMed, Inc.	8,210	1,708,747
Stryker Corp.	5,488	1,341,761
		16,749,934
Health Care Technology - 0.88%
Veeva Systems, Inc. - Class A	9,907	1,598,792

Hotels, Restaurants & Leisure - 2.40%
Caesars Entertainment, Inc.	18,347	763,235
Carnival Corp.	75,443	608,071
DraftKings, Inc. - Class A	70,140	798,895
Light & Wonder, Inc.	12,442	729,101
Papa John's International, Inc.	11,604	955,125
Wynn Resorts, Ltd.	6,269	517,004
		4,371,431
Household Durables - 1.25%
Sonos, Inc.	47,823	808,209
Sony Group Corp. - ADR	19,275	1,470,297
		2,278,506
Household Products - 1.63%
Kimberly-Clark Corp.	11,879	1,612,574
The Clorox Co.	9,663	1,356,009
		2,968,583
Interactive Media & Services - 0.20%
Match Group, Inc.	8,773	363,992

Internet & Direct Marketing Retail - 1.40%
Amazon.com, Inc.	12,641	1,061,844
DoorDash, Inc. - Class A	13,173	643,106
Global-e Online, Ltd. (b)	41,202	850,409
		2,555,359
IT Services - 1.08%
Block, Inc. - Class A	11,399	716,313
Cloudflare, Inc. - Class A	10,585	478,548
MongoDB, Inc.	3,913	770,235
		1,965,096
Life Sciences Tools & Services - 0.83%
Illumina, Inc.	3,567	721,247
Pacific Biosciences of California, Inc.	96,261	787,415
		1,508,662
Machinery - 1.21%
Evoqua Water Technologies Corp.	19,672	779,011
Hillman Solutions Corp.	64,761	466,927
Xylem, Inc.	8,587	949,465
		2,195,403
Metals & Mining - 1.57%
Agnico Eagle Mines, Ltd. (b)	32,717	1,700,957
Franco-Nevada Corp. (b)	8,530	1,164,174
		2,865,131
Personal Products - 1.27%
Coty, Inc.	103,273	884,017
The Estee Lauder Companies, Inc. - Class A	5,725	1,420,430
		2,304,447
Professional Services - 2.08%
Clarivate PLC (b)	28,830	240,442
Equifax, Inc.	8,683	1,687,628
Planet Labs PBC - Class A	157,449	684,903
TransUnion	20,594	1,168,710
		3,781,683
Real Estate Investment Trusts (REITs) - 1.91%
Alexandria Real Estate Equities, Inc.	11,175	1,627,862
Equinix, Inc.	1,883	1,233,421
Safehold, Inc.	21,312	609,950
		3,471,233
Semiconductors & Semiconductor Equipment - 2.40%
Advanced Micro Devices, Inc.	21,337	1,381,998
Monolithic Power Systems, Inc.	4,310	1,524,059
NVIDIA Corp.	10,009	1,462,715
		4,368,772
Software - 2.34%
Bentley Systems, Inc. - Class A	6,244	230,778
Datadog, Inc. - Class A	8,709	640,112
E2open Parent Holdings, Inc.	96,108	564,154
Guidewire Software, Inc.	5,949	372,170
nCino, Inc.	21,926	579,723
Procore Technologies, Inc.	20,652	974,361
Workday, Inc. - Class A	5,386	901,239
		4,262,537
Specialty Retail - 1.64%
Burlington Stores, Inc.	5,322	1,079,089
Five Below, Inc.	6,365	1,125,778
Floor & Decor Holdings, Inc.	11,207	780,343
		2,985,210
Textiles, Apparel & Luxury Goods - 0.97%
NIKE, Inc. - Class A	15,145	1,772,116

Water Utilities - 1.84%
American States Water Co.	10,368	959,558
American Water Works Co., Inc.	10,182	1,551,941
Essential Utilities, Inc.	17,623	841,146
		3,352,645

TOTAL COMMON STOCKS (Proceeds $125,431,292)		115,894,161

INVESTMENT COMPANIES - 22.06%
Exchange Traded Funds - 22.06%
Communication Services Select Sector SPDR Fund	117,599	5,643,576
Consumer Discretionary Select Sector SPDR Fund	41,624	5,376,156
Materials Select Sector SPDR Fund	66,721	5,182,887
Invesco QQQ Trust Series 1	24,533	6,532,647
iShares Expanded Tech-Software Sector ETF	24,693	6,317,704
SPDR S&P 500 ETF Trust	16,246	6,212,958
Utilities Select Sector SPDR Fund	69,154	4,875,357
TOTAL INVESTMENT COMPANIES (Proceeds $45,735,481)		40,141,285

TOTAL SECURITIES SOLD SHORT
(Proceeds $171,166,773) - 85.74%		$156,035,446

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$113,976,558	$–	$–	$113,976,558
Total Investments in Securities	$113,976,558	$–	$–	$113,976,558

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$115,894,161	$–	$–	$115,894,161
Exchange Traded Funds	40,141,285	-	-	40,141,285
Total Securities Sold Short	$156,035,446	$–	$–	$156,035,446

The Fund did not invest in any Level 3 securities during the period.